Unaudited Condensed Consolidated Balance Sheets - USD ($)		Sep. 30, 2024	Jun. 30, 2024	Jun. 30, 2023
CURRENT ASSETS
Cash and cash equivalents		$ 72,561	$ 200,013	$ 4,593,634
Investment in marketable securities		44,126	171,633
Accounts receivable, net		39,716		163,169
Inventories, net		22,121	27,467	400,543
Other receivables and other current assets, net		639,111	186,829	613,125
Prepayments		373,881	358,526	248,551
Total current assets		1,205,523	956,714	6,031,401
OTHER ASSETS
Property and equipment, net		175,625	173,678	279,600
Intangible assets, net		4,230,726	3,130,936
Operating lease right-of-use assets		9,911	17,257	61,377
Other receivables, non-current		1,487,372
Total other assets		5,903,634	3,321,871	340,977
TOTAL ASSETS		7,109,157	4,278,585	6,372,378
CURRENT LIABILITIES
Insurance loan		19,411	38,371	160,292
Convertible notes payable, net of unamortized discounts of $0 and $358,284 as of June 30, 2024 and 2023, respectively				4,791,716
Accounts payable		25,666	22,441	42,853
Customer deposits		3,970	70,080	161,475
Contract liability		208,698	188,748	157,080
Other payables and accrued liabilities		510,532	508,657	723,396
Operating lease liabilities		19,880	17,257	40,274
Income tax payables		33,595	42,456	67,546
Total current liabilities		829,312	895,109	6,472,575
NON-CURRENT LIABILITIES
Operating lease liabilities, non-current				22,036
Total non-current liabilities		1,574	2,743	30,135
TOTAL LIABILITIES		830,886	897,852	6,502,710
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ EQUITY
Common stock, value	[1]	53	17	3
Additional paid-in capital		45,079,181	41,171,827	31,485,733
Accumulated deficit		(38,980,781)	(38,030,074)	(31,443,451)
Accumulated other comprehensive income		179,818	238,963	(172,617)
TOTAL STOCKHOLDERS’ EQUITY		6,278,271	3,380,733	(130,332)
TOTAL LIABILITIES AND STOCKHOLDERS’ EQUITY		7,109,157	4,278,585	6,372,378
Related Party
CURRENT ASSETS
Other receivable, related party		14,007	12,246	12,379
CURRENT LIABILITIES
Related party loan, current portion		7,560	6,338	5,323
Other payables, related parties			761	1,660
Amount due to related parties				320,960
NON-CURRENT LIABILITIES
Related party loan, non-current portion		$ 1,574	$ 2,743	$ 8,099

[1]	Giving retroactive effect to the 1-for-70 reverse stock split effected on February 27, 2024